Share-Based Compensation - Schedule of Fair Value Assumptions (Details)	12 Months Ended
	Jul. 31, 2020	Jul. 31, 2019
Share-based Payment Arrangement [Abstract]
Volatility	83.15%	75.67%
Risk-free interest rate	0.89%	2.63%
Dividend yield	0.00%	0.00%
Expected life	5 years 5 months 12 days	4 years 9 months 18 days